ACCRUED AND OTHER LIABILITIES (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Payroll tax liabilities	$ 125,931	$ 142,648
Interest And Penalties [Member]
Payroll tax liabilities	$ 41,630